Investments in Associates and Joint ventures	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investments in Associates and Joint ventures
11.	Investments in Associates and Joint ventures

(a)	Investments in associates and joint ventures as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Investments in associates	￦	2,203,274	2,518,906
Investments in joint ventures		2,311,373	2,477,645

	￦	4,514,647	4,996,551

(b) Details of investments in associates as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2021		2022
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	178,691,901,565	27.23	￦	—	￦	176,136	—
Samcheok Blue Power Co.,Ltd.(*1)	4,507,138	34.00		429,904		382,887	352,500
SNNC	18,130,000	49.00		90,650		171,332	182,414
QSONE Co.,Ltd.	200,000	50.00		84,395		86,058	86,378
Chun-cheon Energy Co., Ltd(*1)	17,308,143	49.10		86,541		9,571	9,513
Western Inland highway CO.,LTD.	—	—		—		53,563	—
Pocheon-Hwado Highway Corp.(*1)	6,981,975	27.64		34,910		28,813	27,165
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	1,181,160	29.53		5,906		19,191	14,605
Daesung Steel(*2)	108,038	17.54		14,000		19,073	20,469
PCC Amberstone Private Equity Fund 1(*2)	8,130,098,340	8.80		7,882		9,251	9,326
Others (58 companies)(*1)						107,035	151,708

						1,062,910	854,078

[Foreign]
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		132,907		238,601	290,318
AES-VCM Mong Duong Power Company Limited(*1)	—	30.00		164,303		182,639	209,594
9404-5515 Quebec Inc.	284,463,243	25.85		328,509		135,738	331,261
FQM Australia Holdings Pty Ltd	186,000,030	30.00		109,568		91,052	98,103
Eureka Moly LLC	—	20.00		240,123		13,633	14,574
AMCI (WA) PTY LTD	49	49.00		209,664		67,972	57,830
NCR LLC	—	22.10		181,535		102,319	187,372
KOREA LNG LTD.	2,400	20.00		135,205		31,340	29,124
Nickel Mining Company SAS	3,234,698	49.00		157,585		48,249	90,636
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	565,680,000	40.00		104,432		22,769	98,933
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	—	—		—		19,099	—
PT. Wampu Electric Power(*1)	8,708,400	20.00		10,054		15,851	16,659
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		9,140	8,590
Others (29 companies)(*1)						161,962	231,834

						1,140,364	1,664,828

					￦	2,203,274	2,518,906

(*1)	As of December 31, 2021 and 2022, investments in associates amounting to ￦ 629,832 million and ￦ 628,573 million, respectively, are provided as collateral in relation to the associates’ borrowings.
(*2)
As of December 31, 2022, it was classified as an associate even though the Company’s ownership percentage is less than 20% since the Company has significant influence over the investee when considering the structure of its Board of Directors and others.

(c)	Details of investments in joint ventures as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2021		2022
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	11,568,000	60.00	￦	115,680	￦	169,838	161,465
Others (6 companies)						6,676	8,845

						176,514	170,310

[Foreign]
Roy Hill Holdings Pty Ltd(*1)	13,117,972	12.50		1,528,672		1,346,712	1,418,022
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		393,793	412,002
KOBRASCO	2,010,719,185	50.00		32,950		68,296	103,044
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		107,650	111,219
DMSA/AMSA(*1)	—	3.89		346,880		24,144	23,740
CSP - Compania Siderurgica do Pecem(*2)	1,578,377,432	20.00		676,060		52,257	—
HBIS-POSCO Automotive Steel Co., Ltd	—	50.00		235,251		110,769	216,138
Others (9 companies)						31,238	23,170

						2,134,859	2,307,335

					￦	2,311,373	2,477,645

(*1)	As of December 31, 2021 and December 31, 2022, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.
(*2)
During the year ended December 31, 2022, the Company decided to dispose of CSP—Compania Siderurgica do Pecem and recognized the impairment loss of
￦
160,415 million since the remaining carrying amounts exceeded the recoverable amount. The Company reclassified the investment to assets held for sale.

(d)	The movements of investments in associates and joint ventures for the years ended December 31, 2021 and 2022 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)
Company	December 31, 2020 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2021 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	175,939	—	—	197	—	176,136
Samcheok Blue Power Co.,Ltd.		145,092	250,495	(405)	(4,248)	(8,047)	382,887
SNNC		160,332	—	(18,243)	29,314	(71)	171,332
QSONE Co.,Ltd.		86,004	—	(1,140)	1,194	—	86,058
Chun-cheon Energy Co., Ltd		23,913	—	—	(15,094)	752	9,571
Western Inland highway CO.,LTD.		45,070	4,031	—	(1,981)	6,443	53,563
NEXTRAIN CO., Ltd.		47,364	—	—	(127)	(47,237)	—
Pocheon-Hwado Highway Corp.		13,721	13,954	—	(2,679)	3,817	28,813
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		17,137	—	—	2,054	—	19,191
Daesung Steel		16,990	—	—	2,083	—	19,073
PCC Amberstone Private Equity Fund 1		9,230	—	(674)	977	(282)	9,251
POSCO MITSUBISHI CARBON TECHNOLOGY		153,457	—	—	16,243	138	169,838
Others (62 companies)		117,486	38,021	(7,159)	6,399	(41,036)	113,711

		1,011,735	306,501	(27,621)	34,332	(85,523)	1,239,424

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		199,342	—	(27,828)	48,159	18,928	238,601
AES-VCM Mong Duong Power Company Limited		158,777	—	(28,623)	35,959	16,526	182,639
9404-5515 Quebec Inc.		123,296	—	(16,999)	18,071	11,370	135,738
FQM Australia Holdings Pty Ltd		—	109,568		(17,997)	(519)	91,052
Eureka Moly LLC		43,520	—	—	(32,607)	2,720	13,633
AMCI (WA) PTY LTD		71,732	—	—	(5,986)	2,226	67,972
NCR LLC		46,608	44,797	—	(2,016)	12,930	102,319
KOREA LNG LTD.		42,229	—	(9,178)	9,145	(10,856)	31,340
Nickel Mining Company SAS		40,890	—	—	7,243	116	48,249
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		22,147	—	—	(1,838)	2,460	22,769
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		15,181	—	—	1,752	2,166	19,099
PT. Wampu Electric Power		12,716	—	—	1,389	1,746	15,851
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		7,110	—	—	675	1,355	9,140
Roy Hill Holdings Pty Ltd		1,418,056	—	(522,947)	392,887	58,716	1,346,712
POSCO-NPS Niobium LLC		353,725	—	(20,479)	28,729	31,818	393,793
KOBRASCO		54,400	—	(39,059)	52,118	837	68,296
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		91,270	—	—	6,291	10,089	107,650
DMSA/AMSA		31,104	—	—	674	(7,634)	24,144
CSP - Compania Siderurgica do Pecem		—	19,176	—	22,398	10,683	52,257
HBIS-POSCO Automotive Steel Co., Ltd			109,057	—	1,636	76	110,769
Others (38 companies)		132,411	12,184	(4,713)	48,555	4,763	193,200

		2,864,514	294,782	(669,826)	615,237	170,516	3,275,223

	￦	3,876,249	601,283	(697,447)	649,569	84,993	4,514,647

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others during the year ended December 31, 2021.

2)	For the year ended December 31, 2022

(in millions of Won)
Company	December 31, 2021 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2022 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund(*3)	￦	176,136	—	(143,170)	145,822	(178,788)	—
Samcheok Blue Power Co.,Ltd.		382,887	—	(9,992)	(19,354)	(1,041)	352,500
SNNC		171,332	—	(5,348)	15,484	946	182,414
QSONE Co.,Ltd.		86,058	—	(1,100)	1,420	—	86,378
Chun-cheon Energy Co., Ltd		9,571	—	—	(802)	744	9,513
Western Inland highway CO.,LTD.		53,563	—	—	(125)	(53,438)	—
Pocheon-Hwado Highway Corp.		28,813	5,519	—	(4,683)	(2,484)	27,165
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		19,191	—	—	(453)	(4,133)	14,605
Daesung Steel		19,073	—	—	1,396	—	20,469
PCC Amberstone Private Equity Fund 1		9,251	—	(652)	1,104	(377)	9,326
POSCO MITSUBISHI CARBON TECHNOLOGY		169,838	—	(24,000)	15,604	23	161,465
Others (64 companies)		113,711	45,563	(4,368)	(3,931)	9,578	160,553

		1,239,424	51,082	(188,630)	151,482	(228,970)	1,024,388

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		238,601	—	(14,541)	50,143	16,115	290,318
AES-VCM Mong Duong Power Company Limited		182,639	—	(33,174)	45,382	14,747	209,594
9404-5515 Quebec Inc.(*2)		135,738	172,316	(31,949)	25,195	29,961	331,261
FQM Australia Holdings Pty Ltd		91,052			166	6,885	98,103
Eureka Moly LLC		13,633	—	—	—	941	14,574
AMCI (WA) PTY LTD		67,972	—	—	(3,964)	(6,178)	57,830
NCR LLC		102,319	82,798	—	(2,338)	4,593	187,372
KOREA LNG LTD.		31,340	—	(21,161)	21,027	(2,082)	29,124
Nickel Mining Company SAS		48,249	—	—	42,169	218	90,636
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		22,769	82,010	—	(1,302)	(4,544)	98,933
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		19,099	—	—	213	(19,312)	—
PT. Wampu Electric Power		15,851	—	(2,474)	823	2,459	16,659
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		9,140	—	—	(220)	(330)	8,590
Roy Hill Holdings Pty Ltd		1,346,712	—	(233,592)	273,084	31,818	1,418,022
POSCO-NPS Niobium LLC		393,793	—	(34,909)	25,884	27,234	412,002
KOBRASCO		68,296	—	(21,287)	48,267	7,768	103,044
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		107,650	—	—	6,527	(2,958)	111,219
DMSA/AMSA		24,144	—	—	(2,108)	1,704	23,740
CSP - Compania Siderurgica do Pecem		52,257	—	—	(90,395)	38,138	—
HBIS-POSCO Automotive Steel Co., Ltd		110,769	126,195		(10,515)	(10,311)	216,138
Others (37 companies)		193,200	29,975	(56,527)	96,740	(8,384)	255,004

		3,275,223	493,294	(449,614)	524,778	128,482	3,972,163

	￦	4,514,647	544,376	(638,244)	676,260	(100,488)	4,996,551

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals and change in capital adjustments effect from translations of financial statements of foreign investees and others during the year ended December 31, 2022.

(*2)
During the year ended December 31, 2022, it was additionally acquired due to the in-kind
dividend of EQP POSCO Global NO1 Natural Resources Private Equity Fund, and the Company classify it as other increase or decrease.

(*3)
During the year ended December 31, 2022, dividends were declared prior to liquidation. The Company recognized full impairment loss of
￦
10,065 million considering the low asset quality and assessment of recoverable amount.

(e)	Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2021 and 2022 are as follows:

1)	December 31, 2021

(in millions of Won)
Company	Assets		Liabilities	Equity	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	400,339	574	399,765	—	5,411
Samcheok Blue Power Co.,Ltd.		2,301,783	1,620,752	681,031	—	(6,226)
SNNC		628,075	236,726	391,349	869,815	75,125
QSONE Co.,Ltd.		251,158	79,042	172,116	17,962	2,388
Chun-cheon Energy Co., Ltd		616,111	528,683	87,428	327,534	(5,424)
Western Inland highway CO.,LTD.		305,166	42,052	263,114	—	(2,137)
Pocheon-Hwado Highway Corp.		217,888	95,005	122,883	—	(929)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		56,418	21,740	34,678	45,543	6,957
Daesung Steel		176,458	99,112	77,346	113,706	11,868
PCC Amberstone Private Equity Fund 1		105,169	—	105,169	11,910	11,110
POSCO MITSUBISHI CARBON TECHNOLOGY		470,330	185,622	284,708	172,441	28,699

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,604,624	651,751	952,873	439,974	192,322
AES-VCM Mong Duong Power Company Limited		1,677,096	1,084,900	592,196	366,205	119,863
9404-5515 Quebec Inc.		1,317,335	3	1,317,332	—	173,763
FQM Australia Holdings Pty Ltd		1,348,138	1,021,630	326,508	243,611	(64,143)
KOREA LNG LTD.		157,060	357	156,703	47,843	45,724
Nickel Mining Company SAS		475,751	307,570	168,181	328,570	31,688
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		129,618	72,965	56,653	28,488	(4,680)
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		92,850	31,260	61,590	174,511	5,193
PT. Wampu Electric Power		209,172	132,917	76,255	20,288	6,946
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		89,809	54,517	35,292	117,461	2,595
Roy Hill Holdings Pty Ltd		9,165,759	2,227,659	6,938,100	8,839,084	3,740,696
POSCO-NPS Niobium LLC		787,383	—	787,383	—	52,451
KOBRASCO		194,022	57,430	136,592	165,224	104,507
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		727,958	324,222	403,736	2,044,978	25,165
DMSA/AMSA		3,631,856	2,068,847	1,563,009	749,634	636,113
CSP - Compania Siderurgica do Pecem		3,777,391	3,542,398	234,993	2,570,010	653,370
HBIS-POSCO Automotive Steel Co., Ltd		502,645	261,765	240,880	482,696	3,272

2)	December 31, 2022

(in millions of Won)
Company	Assets		Liabilities	Equity	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	9,471	480	8,991	—	425,366
Samcheok Blue Power Co.,Ltd.		3,515,861	2,885,218	630,643	—	(8,447)
SNNC		667,440	274,801	392,639	986,557	10,273
QSONE Co.,Ltd.		253,078	80,322	172,756	18,753	2,840
Chun-cheon Energy Co., Ltd		634,842	527,190	107,652	585,610	20,224
Pocheon-Hwado Highway Corp.		366,163	244,455	121,708	—	(1,175)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		24,926	5,769	19,157	17,189	(1,521)
Daesung Steel		175,429	90,126	85,303	128,401	7,957
PCC Amberstone Private Equity Fund 1		106,024	—	106,024	13,877	12,546
POSCO MITSUBISHI CARBON TECHNOLOGY		447,604	175,229	272,375	252,246	27,628

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,705,670	546,262	1,159,408	447,696	200,246
AES-VCM Mong Duong Power Company Limited		1,701,272	1,019,227	682,045	417,021	151,022
9404-5515 Quebec Inc.		1,397,061	—	1,397,061	—	182,708
FQM Australia Holdings Pty Ltd		1,458,318	1,131,628	326,690	493,202	(22,768)
KOREA LNG LTD.		145,845	225	145,620	107,295	105,135
Nickel Mining Company SAS		539,318	279,291	260,027	379,922	91,008
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		305,740	57,932	247,808	45,771	(3,176)
PT. Wampu Electric Power		209,815	129,520	80,295	21,760	4,115
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		79,116	45,677	33,439	136,663	(992)
Roy Hill Holdings Pty Ltd		9,859,888	2,152,428	7,707,460	7,706,908	2,542,223
POSCO-NPS Niobium LLC		823,800	—	823,800	—	49,341
KOBRASCO		262,724	57,242	205,482	147,843	96,534
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		663,509	245,499	418,010	1,881,946	26,106
DMSA/AMSA		3,022,659	2,412,377	610,282	1,368,730	(54,212)
CSP - Compania Siderurgica do Pecem		4,422,752	3,678,956	743,796	3,101,132	500,082
HBIS-POSCO Automotive Steel Co., Ltd		712,633	270,668	441,965	473,494	(15,515)

(f)	Changes in accumulated losses of equity-accounted investees that were not recognized since the Company discontinues the use of the equity method for the year ended December 31, 2022 were as follows:

(in millions of Won)
Company	Beginning balance		Increase (decrease)	Ending balance
New Songdo International City Development, LLC	￦	199,483	(64,988)	134,495
UITrans LRT Co., Ltd.		40,103	3,769	43,872
Clean Iksan Co., Ltd.		797	(94)	703
HYOCHUN Co., Ltd.		3,837	559	4,396
KIRIN VIETNAM CO., Ltd.		100	3	103
INKOTECH, INC.		612	(72)	540
POSTO-Poggenamp Electrical Steel Pvt, Ltd.		301	256	557
Gunggi Green Energy		448	3,848	4,296
Link City PFV Inc.		—	5,452	5,452
Noeul Green Energy		—	1,886	1,886
POHANG E&E Co., LTD		—	6,391	6,391

	￦	245,681	(42,990)	202,691